TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Notes Payables

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Trade payables*	38,594	30,655
*Certain prior year amounts of approximately $10.5 million have been reclassified from Other Payable and Accruals for comparative purposes